Note 7 - Stock Incentive Plan (Details Textual)	6 Months Ended
Jun. 30, 2019 USD ($)
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 80,075
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	299 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 49,564